Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
On July 21, 2014, the Company purchased an additional 28% limited partner interest in Seadrill Operating LP, an existing controlled subsidiary of the Company, from Seadrill for $373 million. As a result of this acquisition, the Company’s ownership interest in Seadrill Operating LP increased from 30% to 58%.
On August 12, 2014 the Company paid a cash distribution to its common and subordinated unit holders with respect to the quarter ended June 30, 2014 of $0.5425 per unit.